Personnel expenses	12 Months Ended
Dec. 31, 2020
Personnel Expense [Abstract]
Personnel expenses
23.	Personnel expenses

	Note	2020	2019
Short-term employee benefits		857,217	958,619
Contributions to defined contribution plans		7,925	6,153
Current and past service costs related to defined benefit plans	16	528	496
Termination benefits		7,863	5,702
Equity-settled share-based payment transactions	21	7,046	6,227
Cash-settled share-based payment transactions	21	7,606	3,588
		888,185	980,785